3. INVESTMENT SECURITIES: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale Securities, Amortized Cost Basis	$ 192,370,566	$ 212,744,040
Available-for-sale Securities, Gross Unrealized Gain	12,111,048	3,866,365
Available-for-sale Securities, Gross Unrealized Loss	(24,092)	(4,410,689)
Available-for-sale Securities, Estimated Fair Value	204,457,522	212,199,716
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	192,240,250	212,613,724
Available-for-sale Securities, Gross Unrealized Gain	11,796,039	3,685,239
Available-for-sale Securities, Gross Unrealized Loss	(24,092)	(4,410,689)
Available-for-sale Securities, Estimated Fair Value	204,012,197	211,888,274
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	315,009	181,126
Available-for-sale Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Estimated Fair Value	$ 445,325	$ 311,442